COMMON STOCK WARRANTS AND PREFERRED STOCK (Details) - $ / shares		1 Months Ended
	May 02, 2022	Aug. 30, 2023	Sep. 30, 2021	Sep. 30, 2023	Sep. 30, 2022
Warrants outstanding and weighted average exercise price at September 30, 2023				12,051,022	57,414,898
Warrants Expired				52,648,876	16,271,016
Class C Warrants: (Issued for Private Placement)
Warrant exercise price			$ 0.45
Warrants expiration date			Oct. 31, 2022
Warrants Expired				(2,880,867)
Warrants outstanding and exercisable			2,880,867	0	2,880,867
Class E Warrants: (Issued for Private Placement)
Warrant exercise price			$ 0.14
Warrants expiration date			Oct. 29, 2021
Warrants Expired				(6,825,000)
Warrants outstanding and exercisable			6,825,000	0
Class G Warrants: (Issued for Mineral Property Purchase)
Warrant exercise price			$ 0.24
Warrants expiration date			Dec. 18, 2021
Warrants Expired				(5,000,000)
Warrants outstanding and exercisable			5,000,000		0
Class H Warrants: (Issued for Private Placement)
Warrant exercise price			$ 0.14
Warrants expiration date			Mar. 22, 2022
Warrants Expired				(4,446,016)
Warrants outstanding and exercisable			5,992,441	0	0
Warrants exercised				(1,546,425)
Class J Warrants: (Issued for Private Placement)
Warrant exercise price			$ 0.12
Warrants expiration date			Oct. 15, 2024
Warrants outstanding and exercisable			3,750,000	3,750,000	3,750,000
Class K Warrants: (Issued for Extension of Unsecured Note Payable)
Warrant exercise price			$ 0.08
Warrants expiration date			Jan. 20, 2023
Warrants Expired				(4,000,000)
Warrants outstanding and exercisable			4,000,000	0	4,000,000
Class L Warrants: (Issued for Private Placement)
Warrant exercise price			$ 0.20
Warrants expiration date			Aug. 15, 2023
Warrants Expired				(33,636,362)
Warrants outstanding and exercisable			33,636,362	0	33,636,362
Class M Warrants (Issued for private placement)
Warrant exercise price				$ 0.30
Warrants expiration date			May 21, 2023
Warrants Expired				(12,131,647)
Warrants outstanding and exercisable			12,131,647	0	12,131,647
Class O Warrants: (Issued for Private Placement)
Warrant exercise price		$ 0.08		$ 0.11
Warrants outstanding and weighted average exercise price at September 30, 2023				12,051,022
Warrants expiration date		Aug. 31, 2026
Warrants outstanding and exercisable				7,285,000
Warrants Issued		7,285,000
Class N Warrants: (Issued for Private Placement)
Warrant exercise price	$ 0.25
Warrants expiration date	Nov. 02, 2023
Warrants outstanding and exercisable				1,016,022	1,016,022
Warrants Issued	1,016,022